Employee Benefit Plans (Details 3) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements By Level [Line Items]
Total	$ 260,157,000	$ 270,858,000
Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	64,828,000	69,485,000
Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	0	6,050,000
Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	4,815,000	1,629,000
Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	7,794,000	4,573,000
U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	13,003,000	7,989,000
U S Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	169,717,000	181,132,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements By Level [Line Items]
Total	17,370,000	14,579,000
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	98,000	(310,000)
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member]
Fair Value Measurements By Level [Line Items]
Other types of investments	0	6,050,000
Fair Value, Inputs, Level 1 [Member] | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	4,269,000	850,000
Fair Value, Inputs, Level 1 [Member] | U S Treasury Money Market Funds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	13,003,000	7,989,000
Significant Observable Inputs (Level 2)
Fair Value Measurements By Level [Line Items]
Total	242,787,000	256,279,000
Significant Observable Inputs (Level 2) | Equity Securities [Member]
Fair Value Measurements By Level [Line Items]
Equity investments	64,730,000	69,795,000
Significant Observable Inputs (Level 2) | Government Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	546,000	779,000
Significant Observable Inputs (Level 2) | Other Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	7,794,000	4,573,000
Significant Observable Inputs (Level 2) | U S Bonds [Member]
Fair Value Measurements By Level [Line Items]
Fixed income investments	$ 169,717,000	$ 181,132,000